SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

In January 2015, the Company entered into an agreement to acquire approximately 1,615 square meters of office space in Shanghai to accommodate its growing business operations. The purchase price was RMB41,970, which was paid to the seller in the first quarter of 2015. The transaction was funded from the Company’s existing cash resources.

In February 2015, the Company entered into definitive agreements related to acquisitions and investments in some target companies. These companies include an established recruitment website focused on new college graduates and students in China, and providers of professional assessment, training and human resources consulting services in China. These investments will be funded from the Company’s existing cash resources, and the total consideration is expected to be up to RMB270,000, subject to closing conditions and adjustments, if any. The Company expects closing for these transactions to occur in the second quarter of 2015.